Intangible Assets, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expenses related to intangible assets	¥ 317,795	¥ 315,122	¥ 196,628
Estimated amortization expenses for 2022	324,236
Estimated amortization expenses for 2023	317,795
Estimated amortization expenses for 2024	232,283
Estimated amortization expenses for 2025	91,822
Estimated amortization expenses for 2026 and thereafter	¥ 109,675